(LOSS)/EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2022
(LOSS)/EARNINGS PER SHARE

8.	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per share is calculated by dividing the (loss)/earnings for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted (loss)/earnings per share is calculated by dividing the (loss)/earnings attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net (loss)/earnings per share for the six months ended June 30, 2021 and 2022 are as follows:

	Six months ended June 30,
	2021	2022	2022
	CNY	CNY	US$
	(As adjusted and unaudited)	(Unaudited)	(Unaudited)
(Loss)/Earnings:
(Loss)/Earnings attributable to ordinary equity holders of the Company	(27,993)	1,949	293

Number of Shares:
Weighted average number of common shares for basic and diluted loss per share:
Basic and diluted	40,488,634	40,948,082	40,948,082

(Loss)/Earnings per share:
Basic and diluted	(0.69)	0.05	0.01

The Company did not have any potential diluted shares for the six months ended June 30, 2021 and 2022. For the period ended June 30, 2022, the effects of the outstanding warrants were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted (loss)/earnings per share amounts are the same as the basic (loss)/earnings per share amounts for all periods presented.